Other operating income	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other operating income	Other operating incomeOther operating income totaled €1,969 million in 2022, versus €859 million in 2021 and €697 million in 2020.Other operating income includes (i) gains from asset divestments, amounting to €655 million in 2022 (versus €418 million in 2021 and €307 million in 2020); and (ii) income from Sanofi’s pharmaceutical partners, amounting to €1,178 million in 2022 (including €1,147 million from Regeneron, see Note D.26. below and Note C.1.), compared with €245 million in 2021 and €199 million in 2020. For 2021, it includes a payment of €119 million from Daiichi Sankyo relating to the termination of a vaccines collaboration agreement in Japan